Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Jun. 30, 2021
Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Minimum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years